Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions

18. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	Affiliate of shareholder of the Group

Shanghai Noah Rongyao Insurance Broker Co., Ltd	Affiliate of the Group

Wanjia Win-Win	Wanjia Win-Win Assets Management Co., Ltd ( Wanjia Win-Win), Investee of Gopher Asset Management Co., Ltd.

Wuhu Bona	Wuhu Bona Film Investment Management Co., Ltd (Wuhu Bona), Investee of Gopher Asset Management Co., Ltd.

Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	Investees of Kunshan Jingzhao Equity Investment Management Co., Ltd., an affiliate of the Group

Investee funds of Noah Holdings (Hong Kong) Limited	Investees of Noah Holdings (Hong Kong) Limited, a subsidiary of the Group

Investee funds of Gopher Assets	Investees of Gopher Asset Management Co., Ltd.(Gopher Assets), a consolidated VIE of the Group

Investee funds of Gopher Capital GP Ltd.	Investees of Gopher Capital GP Ltd., a subsidiary of the Group

Shanghai Noah Charity Fund	A charity fund established by the Group

During the years ended December 31, 2015, 2016 and 2017, related party transactions were as follows:

	Years Ended December 31 (Amount in Thousands)
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
One-time commissions
Investee funds of Gopher Assets	428,475	320,546	558,543	85,846
Wanjia Win-Win	127	—	—	—
One-time commissions earned from funds subscribed by shareholders	85	896	2,517	387
Total one-time commissions	428,687	321,442	561,060	86,233
Recurring services fee
Investee funds of Gopher Assets	401,567	546,662	610,077	93,767
Wanjia Win-Win	44,792	7,441	1,079	166
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	47,850	42,404	49,425	7,596
Investee funds of Gopher Capital GP Ltd.	116,226	164,489	200,149	30,763
Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	7,825	5,449	—	—
Wuhu Bona	8,842	7,728	—	—
Recurring services fee earned from funds subscribed by shareholders	7,811	1,553	—	—
Total recurring services fee	634,913	775,726	860,730	132,292
Performance-based income
Investee funds of Gopher Assets	53,825	32,206	44,580	6,852
Investee funds of Gopher Capital GP Ltd.	—	380	9,922	1,525
Wanjia Win-Win	—	6,915
Total performance-based income	53,825	39,501	54,502	8,377
Other service fee
Other services subscribed by shareholders	555	1,706	23,313	3,583
Investee funds of Gopher Capital GP Ltd.	5	82	1	—
Total other service fee	560	1,788	23,314	3,583
Total	1,117,985	1,138,457	1,499,606	230,485

As of December 31, 2016 and 2017, amounts due from related parties associated with the above transactions were comprised of the following:

	As of December 31, (Amount in Thousands)
	2016	2017	2017
	RMB	RMB	US$
Wanjia Win-Win	9,702	5,526	849
Investee funds of Gopher Assets	304,603	448,794	68,980
Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	10,193	627	96
Wuhu Bona	4,996	1,777	273
Investee funds of Gopher Capital GP Ltd.	5,346	39,903	6,133
Shanghai Noah Rongyao Insurance Broker Co., Ltd	—	8,304	1,276
Total	334,840	504,931	77,607

As of December 31, 2016 and 2017, amounts due from related parties associated with loan distributed were comprised of the following:

	As of December 31, (Amount in Thousands)
	2016	2017	2017
	RMB	RMB	US$
Investee funds of Gopher Assets	104,000	10,523	1,617
Total	104,000	10,523	1,617

As of December 31, 2016 and 2017, deferred revenues related to the recurring management fee received in advance from related parties were comprised of the following:

	As of December 31, (Amount in Thousands)
	2016	2017	2017
	RMB	RMB	US$
Investee funds of Gopher Assets	29,275	31,523	4,845
Wanjia Win-Win	543	—	—
Total	29,818	31,523	4,845

In December 2016, Shanghai Qinjie Investment (Limited Partnership), a investee fund managed by Gopher Asset, acquired 9.88% of the equity interests of Shanghai Noah Yijie Finance Technology Co., Ltd, one of the Company’s subsidiaries, at purchase price of RMB150 million..

In the second quarter of 2017, the Company transferred 100% shares of one subsidiary, Shanghai Noah Rongyao Insurance Broker Co., Ltd. to an entity owned by the Company’s shareholders, and two senior executives of the Company’s subsidiaries, at the price of RMB52,622. In the fourth quarter of 2017, the Company obtained significant influence over Shanghai Noah Rongyao Insurance Broker by acquiring 40% beneficial right through an agreement at a price of RMB 21,049.

During the years ended December 31, 2016 and 2017, donation made to Shanghai Noah Charity Fund were RMB6.0 million and RMB2.7 million, respectively.